Commitments and Contingencies - Summary of Operating Lease Liability Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,318
2023	1,054
2024	1,004
2025 and thereafter	86
Total lease payments	3,462
Less: imputed interest	(262)
Total lease liability	3,200
Less: Lease liability, current portion	$ 1,094
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current
Lease liability, noncurrent	$ 2,106
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent